SCHEDULE OF NUMBER OF OPTIONS GRANTED (Details)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Options outstanding at January 1, 2023 | shares	10,246,284
Weighted average exercise price, beginning | $ / shares	$ 0.0001
Options granted during the period | shares	37,770,029
Weighted average exercise price, beginning | $ / shares	$ 0.0001
Options outstanding at the end of period | shares	48,016,313
Weighted average exercise price, beginning | $ / shares	$ 0.0001
Options exercisable at the end of period | shares	13,183,291
Weighted average exercise price, beginning | $ / shares	$ 0.0001